UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2006

Check here if Amendment [   ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Investor AB
Address: Arsenalsgatan 8C, S-103, 23
         Stockholm, Sweden

Form 13F File Number:     028-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mr. Michael Oporto                 Mr. Henry Gooss
Title:      Attorney-in-Fact                   Attorney-in-Fact
Phone:      212.515.9000                       212.515.9000

Signature, Place, and Date of Signing:

                               New York, New York               August   , 2006
------------------------       ------------------               ---------------
[Signature]                      [City, State]                      [Date]

                               New York, New York               August   , 2006
------------------------       ------------------               ---------------
[Signature]                      [City, State]                      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                            4
                                                                           ----
Form 13F Information Table Entry Total:                                      14
                                                                          -----
Form 13F Information Table Value Total:                                 $77,477
                                                                        -------
                                                                    (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.                Form 13F File Number        Name
----                --------------------        -------------------------------

 1.                     Not known               Investor Trading AB

 2.                     Not known               Investor Growth Capital Limited

 3.                     Not known               Investor Group L.P.

 4.                     Not known               Investor Group Asia, L.P.



                                                    Investor AB
                                            Form 13F Information Table
                                            Quarter ended June 30, 2006



                                             Fair Market Shares/              Investment Discretion              Voting Authority
                     Title of                  Value     PRN       SH/  Put/       Shared  Shared  Other
Issuer                Class      Cusip Number (x 1000s)  Amount    PRN  Call Sole  Defined  Other  Managers    Sole    Shared   None

Amkor Technology Inc   COM        031652100     $11,920  1,260,000  SH             Defined           2, 4   1,260,000
------------------------------------------------------------------------------------------------------------------------------------
Caremark RX, Inc.      COM        141705103        $249      5,000  SH             Defined              1       5,000
------------------------------------------------------------------------------------------------------------------------------------
Eli Lilly and Co       COM        532457108      $1,382     25,000  SH             Defined              1      25,000
------------------------------------------------------------------------------------------------------------------------------------
EMC Corp               COM        268648102      $1,426    130,000  SH             Defined              1     130,000
------------------------------------------------------------------------------------------------------------------------------------
Evraz Group SA         COM        30050A202      $1,080     50,000  SH             Defined              1      50,000
------------------------------------------------------------------------------------------------------------------------------------
International
Business               COM        459200101      $1,536     20,000  SH             Defined              1      20,000
Machines Corp (IBM)
------------------------------------------------------------------------------------------------------------------------------------
ISTA
Pharmaceuticals Inc.  COM NEW     45031X204     $19,890  2,754,851  SH             Defined           2, 3   2,754,851
------------------------------------------------------------------------------------------------------------------------------------
Kyphon, Inc.           COM        501577100     $16,113    420,048  SH             Defined           2, 3     420,048
------------------------------------------------------------------------------------------------------------------------------------
LifeCell Corporation   COM        531927101     $11,948    386,416  SH             Defined           2, 3     386,416
------------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.        COM        585055106        $751     16,000  SH             Defined              1      16,000
------------------------------------------------------------------------------------------------------------------------------------
Motorola, Inc.         COM        620076109        $768     38,100  SH             Defined              1      38,100
------------------------------------------------------------------------------------------------------------------------------------
Owens & Minor, Inc.    COM        690732102        $315     11,000  SH             Defined              1      11,000
------------------------------------------------------------------------------------------------------------------------------------
Santarus, Inc.         COM        802817304      $9,383  1,410,952  SH             Defined           2, 3   1,410,952
------------------------------------------------------------------------------------------------------------------------------------
Thomas Weisel
Group LLC              COM        884481102        $716     37,661  SH        Sole                             37,661
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                         $77,477
(in thousands)
